Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and intangible assets with indefinite useful lives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 31,738	€ 29,921
Additions	71	356
Disposals	(12)	(21)
Translation differences and Other	(803)	1,482
Intangible assets and goodwill at end of period	30,994	31,738
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,507	14,375
Additions	66	356
Disposals	(12)	(21)
Translation differences and Other	(388)	797
Intangible assets and goodwill at end of period	15,173	15,507
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,545	14,415
Additions	66	356
Disposals	(12)	(21)
Translation differences and Other	(388)	795
Intangible assets and goodwill at end of period	15,211	15,545
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(38)	(40)
Additions	0	0
Disposals	0	0
Translation differences and Other	0	2
Intangible assets and goodwill at end of period	(38)	(38)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	16,212	15,527
Additions	0	0
Disposals	0	0
Translation differences and Other	(416)	685
Intangible assets and goodwill at end of period	15,796	16,212
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	19	19
Additions	5	0
Disposals	0	0
Translation differences and Other	1	0
Intangible assets and goodwill at end of period	€ 25	€ 19